Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings
Schedule of borrowing agreements

Loan Facility	Vessel	Outstanding Loan Balance as of December 31, 2024	Unamortized Deferred Financing Fees	Outstanding Net of Loan Financing Fees	Applicable Interest Rate (SOFR(S) +Margin)
$34.7 Million Secured Term Loan Facility	Milos	32,525,000	163,529	32,361,471	S+1.75%
$31.1 Million Secured Term Loan Facility	Poliegos	29,554,500	278,190	29,276,310	S+1.60%
$113.0 Million Secured Term Loan Facility	Kimolos	29,500,000	136,181	29,363,819	S+1.90%
	Folegandros	29,500,000	136,181	29,363,819	S+1.90%
	Nissos Keros	40,800,000	188,352	40,611,648	S+1.90%
$84.0 Million Secured Term Loan facility	Nissos Sikinos	38,062,500	256,324	37,806,176	S+1.85%
	Nissos Sifnos	38,062,500	257,933	37,804,567	S+1.85%
$167.5 Million Sale and Leaseback Agreements	Nissos Rhenia	51,947,183	856,267	51,090,916	S+5.55%*
	Nissos Despotiko	52,311,372	870,786	51,440,586	S+5.55%*
$125.7 Million Secured Term Loan Facility	Nissos Donoussa	55,135,000	1,173,326	53,961,674	S+1.65%
$60.0 Million Secured Term Loan Facility	Nissos Kythnos	57,918,646	213,615	57,705,031	S+1.40%**
$73.5 Million Sale and Leaseback Agreements	Nissos Anafi	69,908,661	298,125	69,610,536	S+1.90%
$194.0 Million Sale and Leaseback Agreements	Nissos Kea	62,746,875	584,414	62,162,461	S+2.00%
	Nissos Nikouria	63,656,250	649,055	63,007,195	S+2.00%
	Total	651,628,487	6,062,278	645,566,209	S+2.41%
	Other lease liabilities			80,838
	Total			645,647,047
*

Post the transition from LIBOR to SOFR as the base rate, these financings include an applicable Credit Adjustment Spread (“CAS”) on top of the SOFR base rate. Relates to the applicable margin as of December 31, 2024.

**	Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information

Schedule of lease liabilities with respect to the Right-of-Use assets

OET Chartering Inc. leases office space in Piraeus from SINGLE MEMBER ANONYMOS TECHNIKI ETAIRIA ERGON, an entity owned by Themistoklis Alafouzos. On August 1, 2018, OET Chartering Inc. entered into a lease agreement for 165.28 square meters of office space for our operations with SINGLE MEMBER ANONYMOS TECHNIKI ETAIRIA ERGON at a monthly rate of Euro 890. The lease initially was to expire on July 31, 2024 and on July 1, 2024 OET Chartering Inc. entered into an amendment to such lease to extend the term until July 31, 2028.

The Group has recognized the following lease liabilities with respect to the Right-of-Use assets:

As of December 31,	2024	2023
Office space	80,838	14,518
Cars	—	19,220
Total	80,838	33,738

The maturities of lease liabilities are the following:

For the year ended December 31,	2024	2023
No later than one year	24,965	34,506
Later than one year and not later than five years	66,573	—
Total undiscounted cash flows	91,538	34,506
Less: Imputed interest	(10,700)	(768)
Carrying value of operating lease liabilities	80,838	33,738

Schedule of debt

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term borrowings,	Current portion of
As of December 31, 2023	net of current portion	long-term borrowings	Total
Outstanding loan balance	619,582,782	78,903,582	698,486,364
Financing fees	(4,282,657)	(954,759)	(5,237,416)
Total	615,300,125	77,948,823	693,248,948

	Long-term borrowings,	Current portion of
As of December 31, 2024	net of current portion	long-term borrowings	Total
Outstanding loan balance	603,686,403	47,942,084	651,628,487
Financing fees	(4,789,810)	(1,272,468)	(6,062,278)
Total	598,896,593	46,669,616	645,566,209

The borrowings are repayable as follows:

As of December 31,	2024	2023
No later than one year	47,942,084	78,903,582
Later than one year and not later than five years	335,178,782	278,087,160
Thereafter	268,507,621	341,495,622
Total	651,628,487	698,486,364
Less: Amounts due for settlement within 12 months	(47,942,084)	(78,903,582)
Long-term borrowings, net of current portion	603,686,403	619,582,782

Schedule of cash flow reconciliation of liabilities arising from financing activities

A reconciliation of the Group’s financing activities for the years ended December 31, 2024, 2023 and 2022 are presented in the tables below:

Long-term borrowings – January 1, 2022	576,996,269
Cash flows – drawdowns	306,298,000
Cash flows – repayments	(144,294,604)
Loan financing fees	(1,732,860)
Other lease liabilities	75,759
Non-cash flows – amortisation of loan financing fees	1,693,117
Long-term borrowings – December 31, 2022	739,035,681
Cash flows – drawdowns	197,000,000
Cash flows – repayments	(243,355,165)
Loan financing fees	(1,350,000)
Other lease liabilities	(42,021)
Non-cash flows – amortisation of loan financing fees	1,994,191
Long-term borrowings – December 31, 2023	693,282,686
Cash flows – drawdowns	199,260,000
Cash flows – repayments	(246,117,877)
Loan financing fees	(1,259,319)
Other lease liabilities	47,100
Non-cash flows – amortisation of loan financing fees and modification gain	2,263,416
Non-cash flows – gain from modification of loans	(1,828,959)
Long-term borrowings – December 31, 2024	645,647,047